SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RELATED TO ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Credit Loss [Abstract]
Beginning of the year	$ 90,055	¥ 641,101	¥ 1,271,180
Reversal of allowance for doubtful accounts	(77,148)	(549,215)	(630,079)
End of the year	$ 12,907	¥ 91,886	¥ 641,101